UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

TrueShares Structured Outcome ETFs

TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)

SEMI-ANNUAL REPORT

June 30, 2023

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares Structured Outcome ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Written Options	4
Statements of Assets and Liabilities	16
Statements of Operations	19
Statements of Changes in Net Assets	22
Financial Highlights	28
Notes to Financial Statements	34
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	49
Review of Liquidity Risk Management Program	53
Supplemental Information	54

TrueShares Structured Outcome ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2023 to June 30, 2023).

ACTUAL EXPENSES

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value (1/1/2023)	Ending Account Value (6/30/2023)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Structured Outcome (July) ETF	$1,000.00	$1,111.60	0.79%	$4.14
TrueShares Structured Outcome (August) ETF	1,000.00	1,105.70	0.79	4.12
TrueShares Structured Outcome (September) ETF	1,000.00	1,111.40	0.79	4.14
TrueShares Structured Outcome (October) ETF	1,000.00	1,121.50	0.79	4.16
TrueShares Structured Outcome (November) ETF	1,000.00	1,119.30	0.79	4.15
TrueShares Structured Outcome (December) ETF	1,000.00	1,117.20	0.79	4.15
TrueShares Structured Outcome (January) ETF	1,000.00	1,119.70	0.80	4.20
TrueShares Structured Outcome (February) ETF	1,000.00	1,139.50	0.80	4.24
TrueShares Structured Outcome (March) ETF	1,000.00	1,136.00	0.79	4.18
TrueShares Structured Outcome (April) ETF	1,000.00	1,152.60	0.79	4.22
TrueShares Structured Outcome (May) ETF	1,000.00	1,092.60	0.79	4.10
TrueShares Structured Outcome (June) ETF	1,000.00	1,101.90	0.79	4.12

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares Structured Outcome ETFs

Shareholder Expense Example

(Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/2023)	Ending Account Value (6/30/2023)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Structured Outcome (July) ETF	$1,000.00	$1,020.88	0.79%	$3.96
TrueShares Structured Outcome (August) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (September) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (October) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (November) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (December) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (January) ETF	1,000.00	1,020.83	0.80	4.01
TrueShares Structured Outcome (February) ETF	1,000.00	1,020.83	0.80	4.01
TrueShares Structured Outcome (March) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (April) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (May) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (June) ETF	1,000.00	1,020.88	0.79	3.96

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares Structured Outcome (July) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 144.7%
Money Market Funds — 49.5%
First American Treasury Obligations Fund - Class X, 5.04% (a)	5,254,344	$5,254,344
Total Money Market Funds (Cost $5,254,344)		5,254,344

U.S. Treasury Bills — 95.2%
5.37%, 06/13/2024 (c)(d)	10,628,000	10,104,370
Total U.S. Treasury Bills (Cost $10,111,648)		10,104,370
TOTAL SHORT-TERM INVESTMENTS (Cost $15,365,992)		15,358,714

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 6.8%
PURCHASED CALL OPTIONS — 6.8%
CBOE SPDR S&P 500 ETF Trust
Expiration: June 28, 2024, Exercise Price: $443.28	192	$729,024	$8,510,976
TOTAL PURCHASED OPTIONS (Cost $729,222)		729,024

TOTAL INVESTMENTS (Cost $16,095,214) — 151.5%		16,087,738
Other Assets and Liabilities, net — (51.5)%		(5,471,703)
TOTAL NET ASSETS — 100.0%		$10,616,035

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (2.7)%
WRITTEN PUT OPTIONS — (2.7)%
CBOE SPDR S&P 500 ETF Trust
Expiration: June 28, 2024, Exercise Price: $398.95	266	$288,610	$11,791,248
TOTAL WRITTEN OPTIONS (Premiums Received $288,335)		$288,610

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (August) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 94.4%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 5.04% (a)	20,640	$20,640
Total Money Market Funds (Cost $20,640)		20,640

U.S. Treasury Bills — 94.3%
4.29%, 07/13/2023 (c)(d)	12,697,000	12,679,254
Total U.S. Treasury Bills (Cost $12,678,835)		12,679,254
TOTAL SHORT-TERM INVESTMENTS (Cost $12,699,475)		12,699,894

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 5.7%
PURCHASED CALL OPTIONS — 5.7%
CBOE SPDR S&P 500 ETF Trust
Expiration: July 31, 2023, Exercise Price: $411.99	225	$760,442	$9,973,800
TOTAL PURCHASED OPTIONS (Cost $493,602)		760,442

TOTAL INVESTMENTS (Cost $13,193,077) — 100.1%		13,460,336
Other Assets and Liabilities, net — (0.1)%		(14,784)
TOTAL NET ASSETS — 100.0%		$13,445,552

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: July 31, 2023, Exercise Price: $370.79	343	$6,695	$15,204,504
TOTAL WRITTEN OPTIONS (Premiums Received $694,990)		$6,695

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (September) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 90.8%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 5.04% (a)	35,482	$35,482
Total Money Market Funds (Cost $35,482)		35,482

U.S. Treasury Bills — 90.6%
5.00%, 08/10/2023 (c)(d)	18,925,000	18,822,621
Total U.S. Treasury Bills (Cost $18,855,022)		18,822,621
TOTAL SHORT-TERM INVESTMENTS (Cost $18,890,504)		18,858,103

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 9.4%
PURCHASED CALL OPTIONS — 9.4%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2023, Exercise Price: $395.07	367	$1,942,560	$16,268,376
TOTAL PURCHASED OPTIONS (Cost $1,520,321)		1,942,560

TOTAL INVESTMENTS (Cost $20,410,825) — 100.2%		20,800,663
Other Assets and Liabilities, net — (0.2)%		(33,346)
TOTAL NET ASSETS — 100.0%		$20,767,317

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2023, Exercise Price: $355.56	536	$21,981	$23,759,808
TOTAL WRITTEN OPTIONS (Premiums Received $1,088,099)		$21,981

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (October) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 83.6%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 5.04% (a)	9,914	$9,914
Total Money Market Funds (Cost $9,914)		9,914

U.S. Treasury Bills — 83.3%
5.23%, 10/05/2023 (c)(d)	2,763,000	2,725,665
Total U.S. Treasury Bills (Cost $2,732,922)		2,725,665
TOTAL SHORT-TERM INVESTMENTS (Cost $2,742,836)		2,735,579

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 16.5%
PURCHASED CALL OPTIONS — 16.5%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 29, 2023, Exercise Price: $357.18	60	$541,882	$2,659,680
TOTAL PURCHASED OPTIONS (Cost $246,423)		541,882

TOTAL INVESTMENTS (Cost $2,989,259) — 100.1%		3,277,461
Other Assets and Liabilities, net — (0.1)%		(4,584)
TOTAL NET ASSETS — 100.0%		$3,272,877

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 29, 2023, Exercise Price: $321.46	86	$3,906	$3,812,208
TOTAL WRITTEN OPTIONS (Premiums Received $169,584)		$3,906

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (November) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 88.5%
Money Market Funds — 1.4%
First American Treasury Obligations Fund - Class X, 5.04% (a)	127,525	$127,525
Total Money Market Funds (Cost $127,525)		127,525

U.S. Treasury Bills — 87.1%
5.30%, 11/02/2023 (c)(d)	8,360,000	8,212,537
Total U.S. Treasury Bills (Cost $8,233,876)		8,212,537
TOTAL SHORT-TERM INVESTMENTS (Cost $8,361,401)		8,340,062

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 11.8%
PURCHASED CALL OPTIONS — 11.8%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2023, Exercise Price: $386.21	171	$1,116,929	$7,580,088
TOTAL PURCHASED OPTIONS (Cost $745,568)		1,116,929

TOTAL INVESTMENTS (Cost $9,106,969) — 100.3%		9,456,991
Other Assets and Liabilities, net — (0.3)%		(33,124)
TOTAL NET ASSETS — 100.0%		$9,423,867

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.3)%
WRITTEN PUT OPTIONS — (0.3)%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2023, Exercise Price: $347.59	243	$29,648	$10,771,704
TOTAL WRITTEN OPTIONS (Premiums Received $463,864)		$29,648

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (December) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS — 92.3%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 5.04% (a)	21,520	$21,520
Total Money Market Funds (Cost $21,520)		21,520

U.S. Treasury Bills — 91.9%
5.31%, 11/30/2023 (c)(d)	4,880,000	4,774,465
Total U.S. Treasury Bills (Cost $4,789,176)		4,774,465
TOTAL SHORT-TERM INVESTMENTS (Cost $4,810,696)		4,795,985

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 8.4%
PURCHASED CALL OPTIONS — 8.4%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2023, Exercise Price: $407.68	89	$434,065	$3,945,192
TOTAL PURCHASED OPTIONS (Cost $376,972)		434,065

TOTAL INVESTMENTS (Cost $5,187,668) — 100.7%		5,230,050
Other Assets and Liabilities, net — (0.7)%		(33,981)
TOTAL NET ASSETS — 100.0%		$5,196,069

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2023, Exercise Price: $366.91	134	$31,548	$5,939,952
TOTAL WRITTEN OPTIONS (Premiums Received $257,548)		$31,548

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (January) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares	Value
SHORT-TERM INVESTMENTS — 87.5%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 5.04% (a)	18,485	$18,485
Total Money Market Funds (Cost $18,485)		18,485

U.S Treasury Bills — 86.8%
5.39%, 12/28/2023 (c)(d)	2,313,000	2,253,109
Total U.S Treasury Bills (Cost $2,262,114)		2,253,109
TOTAL SHORT-TERM INVESTMENTS (Cost $2,280,599)		2,271,594

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 13.1%
PURCHASED CALL OPTIONS — 13.1%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 29, 2023, Exercise Price: $382.43	47	$338,985	$2,083,416
TOTAL PURCHASED OPTIONS (Cost $197,031)		338,985

TOTAL INVESTMENTS (Cost $2,477,630) — 100.6%		2,610,579
Other Assets and Liabilities, net — (0.6)%		(14,201)
TOTAL NET ASSETS — 100.0%		$2,596,378

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — 0.5%
WRITTEN PUT OPTIONS — 0.5%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 29, 2023, Exercise Price: $344.19	67	$13,846	$2,969,976
TOTAL WRITTEN OPTIONS (Premiums Received $113,895)		$13,846

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (February) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 91.4%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 5.04% (a)	22,657	$22,657
Total Money Market Funds (Cost $22,657)		22,657

U.S. Treasury Bills — 90.7%
5.17%, 1/25/2024 (c)(d)	3,165,000	3,074,169
Total U.S. Treasury Bills (Cost $3,082,801)		3,074,169
TOTAL SHORT-TERM INVESTMENTS (Cost $3,105,458)		3,096,826

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 9.6%
PURCHASED CALL OPTIONS — 9.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2024, Exercise Price: $406.48	60	$324,577	$2,659,680
TOTAL PURCHASED OPTIONS (Cost $225,382)		324,577

TOTAL INVESTMENTS (Cost $3,330,840) — 101.0%		3,421,403
Other Assets and Liabilities, net — (1.0)%		(31,813)
TOTAL NET ASSETS — 100.0%		$3,389,590

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2024, Exercise Price: $365.83	86	$30,938	$3,812,208
TOTAL WRITTEN OPTIONS (Premiums Received $117,083)		$30,938

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (March) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 89.3%
Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 5.04% (a)	21,845	$21,845
Total Money Market Funds (Cost $21,845)		21,845

U.S. Treasury Bills — 88.8%
5.24%, 2/22/2024 (c)(d)	3,616,000	3,496,893
Total U.S. Treasury Bills (Cost $3,503,257)		3,496,893
TOTAL SHORT-TERM INVESTMENTS (Cost $3,525,102)		3,518,738

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 11.6%
PURCHASED CALL OPTIONS — 11.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 29, 2024, Exercise Price: $396.26	70	$458,375	$3,102,960
TOTAL PURCHASED OPTIONS (Cost $279,077)		458,375

TOTAL INVESTMENTS (Cost $3,804,179) — 100.9%		3,977,113
Other Assets and Liabilities, net — (0.9)%		(37,390)
TOTAL NET ASSETS — 100.0%		$3,939,723

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.9)%
WRITTEN PUT OPTIONS — (0.9)%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 29, 2024, Exercise Price: $356.63	101	$36,460	$4,477,128
TOTAL WRITTEN OPTIONS (Premiums Received $130,644)		$36,460

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (April) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 91.3%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 5.04% (a)	35,472	$35,472
Total Money Market Funds (Cost $35,472)		35,472

U.S. Treasury Bills — 90.6%
5.31%, 03/21/2024 (c)(d)	4,608,000	4,436,505
Total U.S. Treasury Bills (Cost $4,460,630)		4,436,505
TOTAL SHORT-TERM INVESTMENTS (Cost $4,496,102)		4,471,977

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 10.2%
PURCHASED CALL OPTIONS — 10.2%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 28, 2024, Exercise Price: $409.39	89	$497,122	$3,945,192
TOTAL PURCHASED OPTIONS (Cost $344,523)		497,122

TOTAL INVESTMENTS (Cost $4,840,625) — 101.5%		4,969,099
Other Assets and Liabilities, net — (1.5)%		(72,001)
TOTAL NET ASSETS — 100.0%		$4,897,098

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.3)%
WRITTEN PUT OPTIONS — (1.3)%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 28, 2024, Exercise Price: $368.45	125	$63,683	$5,541,000
TOTAL WRITTEN OPTIONS (Premiums Received $181,117)		$63,683

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (May) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 91.7%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 5.04% (a)	28,281	$28,281
Total Money Market Funds (Cost $28,281)		28,281

U.S. Treasury Bills — 91.1%
5.36%, 4/18/2024 (c)(d)	4,082,000	3,912,648
Total U.S. Treasury Bills (Cost $3,931,347)		3,912,648
TOTAL SHORT-TERM INVESTMENTS (Cost $3,959,628)		3,940,929

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 9.6%
PURCHASED CALL OPTIONS — 9.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 30, 2024, Exercise Price: $415.93	77	$412,079	$3,413,256
TOTAL PURCHASED OPTIONS (Cost $299,048)		412,079

TOTAL INVESTMENTS (Cost $4,258,676) — 101.3%		4,353,008
Other Assets and Liabilities, net — (1.3)%		(57,146)
TOTAL NET ASSETS — 100.0%		$4,295,862

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.6)%
WRITTEN PUT OPTIONS — (1.6)%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 30, 2024, Exercise Price: $374.34	109	$68,122	$4,831,752
TOTAL WRITTEN OPTIONS (Premiums Received $156,952)		$68,122

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (June) ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 91.7%
Money Market Funds — 0.8%
First American Treasury Obligations Fund - Class X, 5.04% (a)	27,181	$27,181
Total Money Market Funds (Cost $27,181)		27,181

U.S. Treasury Bills — 90.9%
5.38%, 5/16/2024 (c)(d)	3,117,000	2,975,037
Total U.S. Treasury Bills (Cost $2,981,223)		2,975,037
TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,404)		3,002,218

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 10.2%
PURCHASED CALL OPTIONS — 10.2%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2024, Exercise Price: $417.85	61	$333,754	$2,704,008
TOTAL PURCHASED OPTIONS (Cost $239,099)		333,754

TOTAL INVESTMENTS (Cost $3,247,503) — 101.9%		3,335,972
Other Assets and Liabilities, net — (1.9)%		(60,915)
TOTAL NET ASSETS — 100.0%		$3,275,057

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the seven day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2023.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.8)%
WRITTEN PUT OPTIONS — (1.8)%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2024, Exercise Price: $376.07	83	$58,381	$3,679,224
TOTAL WRITTEN OPTIONS (Premiums Received $109,761)		$58,381

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
Assets
Investments, at value(1)	$16,087,738	$13,460,336	$20,800,663	$3,277,461
Receivable for investment securities sold	1,542,779	—	—	—
Deposits at broker for options	175,659	1,515	1,698	1,355
Interest receivable	15,439	158	162	48
Total assets	17,821,615	13,462,009	20,802,523	3,278,864

Liabilities
Payable to Adviser	7,219	9,762	13,225	2,081
Written options, at value(2)	288,610	6,695	21,981	3,906
Payable for investment securities purchased	6,555,847	—	—	—
Payable for Fund shares redeemed	353,904	—	—	—
Total liabilities	7,205,580	16,457	35,206	5,987
Net Assets	$10,616,035	$13,445,552	$20,767,317	$3,272,877

Net Assets Consists of:
Paid-in capital	$9,695,852	$12,698,463	$19,870,592	$3,196,099
Total distributable earnings	920,183	747,089	896,725	76,778
Net Assets	$10,616,035	$13,445,552	$20,767,317	$3,272,877

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	300,000	405,000	635,000	100,000
Net Asset Value, redemption price and offering price per share	$35.39	$33.20	$32.70	$32.73

(1) Cost of investments	$16,095,214	$13,193,077	$20,410,825	$2,989,259
(2) Premiums received	288,335	694,990	1,088,099	169,584

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited) (Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF
Assets
Investments, at value(1)	$9,456,991	$5,230,050	$2,610,579	$3,421,403
Deposits at broker for options	1,982	1,261	1,218	1,184
Interest receivable	538	121	82	100
Total assets	9,459,511	5,231,432	2,611,879	3,422,687

Liabilities
Payable to Adviser	5,996	3,815	1,655	2,159
Written options, at value(2)	29,648	31,548	13,846	30,938
Total liabilities	35,644	35,363	15,501	33,097
Net Assets	$9,423,867	$5,196,069	$2,596,378	$3,389,590

Net Assets Consists of:
Paid-in capital	$9,596,912	$5,095,099	$2,749,300	$3,023,732
Total distributable earnings (accumulated losses)	(173,045)	100,970	(152,922)	365,858
Net Assets	$9,423,867	$5,196,069	$2,596,378	$3,389,590

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	280,000	170,000	90,000	110,000
Net Asset Value, redemption price and offering price per share	$33.66	$30.57	$28.85	$30.81

(1) Cost of investments	$9,106,969	$5,187,668	$2,477,630	$3,330,840
(2) Premiums received	463,864	257,548	113,895	117,083

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited) (Continued)

	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Assets
Investments, at value(1)	$3,977,113	$4,969,099	$4,353,008	$3,335,972
Deposits at broker for options	1,481	—	13,542	1,675
Interest receivable	98	5	168	1,638
Total assets	3,978,692	4,969,104	4,366,718	3,339,285

Liabilities
Payable to Adviser	2,509	3,117	2,734	5,847
Written options, at value(2)	36,460	63,683	68,122	58,381
Payable to broker for options	—	5,206	—	—
Total liabilities	38,969	72,006	70,856	64,228
Net Assets	$3,939,723	$4,897,098	$4,295,862	$3,275,057

Net Assets Consists of:
Paid-in capital	$3,460,161	$4,791,706	$4,406,138	$2,747,262
Total distributable earnings (accumulated losses)	479,562	105,392	(110,276)	527,795
Net Assets	$3,939,723	$4,897,098	$4,295,862	$3,275,057

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	140,000	170,000	170,000	125,000
Net Asset Value, redemption price and offering price per share	$28.14	$28.81	$25.27	$26.20

(1) Cost of investments	$3,804,179	$4,840,625	$4,258,676	$3,247,503
(2) Premiums received	130,644	181,117	156,952	109,761

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF
Investment Income
Interest income	$151,796	$248,300	$332,315	$77,321
Total investment income	151,796	248,300	332,315	77,321

Expenses
Investment advisory fees	45,615	58,090	80,523	16,474
Interest expense	30	29	36	36
Total expenses	45,645	58,119	80,559	16,510
Net Investment Income	106,151	190,181	251,756	60,811

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(8,745)	(20,840)	(12,479)	(6,237)
Purchased options	504,702	(350,297)	(39,857)	68,679
Written options	716,495	99,281	83,133	74,915
Net realized gain (loss)	1,212,452	(271,856)	30,797	137,357
Net change in unrealized appreciation/depreciation on:
Investments	93,135	105,401	107,490	4,701
Purchased options	200,199	857,050	1,007,842	200,149
Written options	(406,771)	634,865	779,309	32,803
Net change in unrealized appreciation/depreciation	(113,437)	1,597,316	1,894,641	237,653
Net realized and unrealized gain on investments	1,099,015	1,325,460	1,925,438	375,010
Net increase in net assets from operations	$1,205,166	$1,515,641	$2,177,194	$435,821

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited) (Continued)

	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF
Investment Income
Interest income	$197,461	$126,221	$74,991	$61,840
Total investment income	197,461	126,221	74,991	61,840

Expenses
Investment advisory fees	36,562	22,465	13,836	12,030
Interest expense	24	—	143	134
Total expenses	36,586	22,465	13,979	12,164
Net Investment Income	160,875	103,756	61,012	49,676

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(2,183)	(2,695)	(578)	184,004
Purchased options	(10,308)	(9,528)	28,096	(6,302)
Written options	36,627	36,501	44,873	—
Net realized gain	24,136	24,278	72,391	177,702
Net change in unrealized appreciation/depreciation on:
Investments	(13,477)	(14,400)	(9,005)	(2,905)
Purchased options	524,130	235,362	142,036	71,103
Written options	354,306	276,692	100,170	105,366
Net change in unrealized appreciation/depreciation	864,959	497,654	233,201	173,564
Net realized and unrealized gain on investments	889,095	521,932	305,592	351,266
Net increase in net assets from operations	$1,049,970	$625,688	$366,604	$400,942

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited) (Continued)

	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Investment Income
Interest income	$69,616	$82,475	$57,736	$93,322
Total investment income	69,616	82,475	57,736	93,322

Expenses
Investment advisory fees	15,129	20,430	14,604	20,783
Interest expense	12	17	—	14
Total expenses	15,141	20,447	14,604	20,797
Net Investment Income	54,475	62,028	43,132	72,525

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	783	(8,739)	(152)	(9,676)
Purchased options	(40,489)	(369,722)	(266,246)	63,415
Written options	197,675	315,851	231,630	296,220
Net realized gain (loss)	157,969	(62,610)	(34,768)	349,959
Net change in unrealized appreciation/depreciation on:
Investments	11,475	10,705	6,954	22,493
Purchased options	217,877	516,033	340,892	243,139
Written options	46,386	197,221	(6,486)	(7,897)
Net change in unrealized appreciation/depreciation	275,738	723,959	341,360	257,735
Net realized and unrealized gain on investments	433,707	661,349	306,592	607,694
Net increase in net assets from operations	$488,182	$723,377	$349,724	$680,219

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income	$106,151	$64,777	$190,181	$78,427
Net realized gain (loss) on investments, purchased options and written options	1,212,452	(447,076)	(271,856)	(152,816)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(113,437)	(993,945)	1,597,316	(1,782,216)
Net increase (decrease) in net assets resulting from operations	1,205,166	(1,376,244)	1,515,641	(1,856,605)

From Distributions
Distributable earnings	—	(8,369)	—	(52,402)
Total distributions	—	(8,369)	—	(52,402)

From Capital Share Transactions
Proceeds from shares sold	10,840,111	825,110	8,519,616	1,552,810
Cost of shares redeemed	(13,371,294)	(2,464,597)	(9,353,814)	(5,421,015)
Transaction fees (Note 4)	2,675	658	3,574	1,395
Net decrease in net assets resulting from capital share transactions	(2,528,508)	(1,638,829)	(830,624)	(3,866,810)

Total Increase (Decrease) in Net Assets	(1,323,342)	(3,023,442)	685,017	(5,775,817)

Net Assets
Beginning of period	11,939,377	14,962,819	12,760,535	18,536,352
End of period	$10,616,035	$11,939,377	$13,445,552	$12,760,535

Changes in Shares Outstanding
Shares outstanding, beginning of period	375,000	425,000	425,000	550,000
Shares sold	310,000	25,000	270,000	50,000
Shares redeemed	(385,000)	(75,000)	(290,000)	(175,000)
Shares outstanding, end of period	300,000	375,000	405,000	425,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income	$251,756	$142,160	$60,811	$29,464
Net realized gain (loss) on investments, purchased options and written options	30,797	(841,784)	137,357	(500,538)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	1,894,641	(1,546,738)	237,653	(267,860)
Net increase (decrease) in net assets resulting from operations	2,177,194	(2,246,362)	435,821	(738,934)

From Distributions
Distributable earnings	—	(142,172)	—	(29,502)
Total distributions	—	(142,172)	—	(29,502)

From Capital Share Transactions
Proceeds from shares sold	311,152	5,282,900	—	710,545
Cost of shares redeemed	(2,319,940)	(8,159,950)	(1,540,569)	(3,754,253)
Transaction fees (Note 4)	526	2,689	308	893
Net decrease in net assets resulting from capital share transactions	(2,008,262)	(2,874,361)	(1,540,261)	(3,042,815)

Total Increase (Decrease) in Net Assets	168,932	(5,262,895)	(1,104,440)	(3,811,251)

Net Assets
Beginning of period	20,598,385	25,861,280	4,377,317	8,188,568
End of period	$20,767,317	$20,598,385	$3,272,877	$4,377,317

Changes in Shares Outstanding
Shares outstanding, beginning of period	700,000	800,000	150,000	250,000
Shares sold	10,000	175,000	—	25,000
Shares redeemed	(75,000)	(275,000)	(50,000)	(125,000)
Shares outstanding, end of period	635,000	700,000	100,000	150,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income (loss)	$160,875	$27,593	$103,756	$(11,564)
Net realized gain (loss) on investments, purchased options and written options	24,136	(1,145,771)	24,278	(295,446)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	864,959	(347,523)	497,654	(396,354)
Net increase (decrease) in net assets resulting from operations	1,049,970	(1,465,701)	625,688	(703,364)

From Distributions
Distributable earnings	—	(24,115)	—	(78,840)
Total distributions	—	(24,115)	—	(78,840)

From Capital Share Transactions
Proceeds from shares sold	—	769,145	—	2,907,555
Cost of shares redeemed	(1,398,726)	(3,688,620)	(902,112)	(2,739,967)
Transaction fees (Note 4)	280	1,058	181	1,130
Net increase (decrease) in net assets resulting from capital share transactions	(1,398,446)	(2,918,417)	(901,931)	168,718

Total Decrease in Net Assets	(348,476)	(4,408,233)	(276,243)	(613,486)

Net Assets
Beginning of period	9,772,343	14,180,576	5,472,312	6,085,798
End of period	$9,423,867	$9,772,343	$5,196,069	$5,472,312

Changes in Shares Outstanding
Shares outstanding, beginning of period	325,000	425,000	200,000	200,000
Shares sold	—	25,000	—	100,000
Shares redeemed	(45,000)	(125,000)	(30,000)	(100,000)
Shares outstanding, end of period	280,000	325,000	170,000	200,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (January) ETF		TrueShares Structured Outcome (February) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income (loss)	$61,012	$(13,936)	$49,676	$(3,026)
Net realized gain (loss) on investments, purchased options and written options	72,391	(495,703)	177,702	123,088
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	233,201	9,717	173,564	(465,195)
Net increase (decrease) in net assets resulting from operations	366,604	(499,922)	400,942	(345,133)

From Distributions
Distributable earnings	—	(8,073)	—	—
Total distributions	—	(8,073)	—	—

From Capital Share Transactions
Proceeds from shares sold	—	2,823,720	284,375	3,537,113
Cost of shares redeemed	(1,636,412)	(632,698)	—	(4,256,143)
Transaction fees (Note 4)	327	691	57	133
Net increase (decrease) in net assets resulting from capital share transactions	(1,636,085)	2,191,713	284,432	(718,897)

Total Increase (Decrease) in Net Assets	(1,269,481)	1,683,718	685,374	(1,064,030)

Net Assets
Beginning of period	3,865,859	2,182,141	2,704,216	3,768,246
End of period	$2,596,378	$3,865,859	$3,389,590	$2,704,216

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,000	75,000	100,000	125,000
Shares sold	—	100,000	10,000	125,000
Shares redeemed	(60,000)	(25,000)	—	(150,000)
Shares outstanding, end of period	90,000	150,000	110,000	100,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (March) ETF		TrueShares Structured Outcome (April) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income	$54,475	$1,583	$62,028	$33,062
Net realized gain (loss) on investments, purchased options and written options	157,969	187,620	(62,610)	409,156
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	275,738	(937,517)	723,959	(1,159,867)
Net increase (decrease) in net assets resulting from operations	488,182	(748,314)	723,377	(717,649)

From Distributions
Distributable earnings	—	(29,055)	—	(33,064)
Total distributions	—	(29,055)	—	(33,064)

From Capital Share Transactions
Proceeds from shares sold	267,159	5,942,770	—	7,484,830
Cost of shares redeemed	(531,454)	(7,174,000)	(1,450,210)	(7,500,717)
Transaction fees (Note 4)	160	773	290	796
Net decrease in net assets resulting from capital share transactions	(264,135)	(1,230,457)	(1,449,920)	(15,091)

Total Increase (Decrease) in Net Assets	224,047	(2,007,826)	(726,543)	(765,804)

Net Assets
Beginning of period	3,715,676	5,723,502	5,623,641	6,389,445
End of period	$3,939,723	$3,715,676	$4,897,098	$5,623,641

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,000	200,000	225,000	225,000
Shares sold	10,000	225,000	—	275,000
Shares redeemed	(20,000)	(275,000)	(55,000)	(275,000)
Shares outstanding, end of period	140,000	150,000	170,000	225,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (May) ETF		TrueShares Structured Outcome (June) ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income	$43,132	$23,907	$72,525	$16,664
Net realized gain (loss) on investments, purchased options and written options	(34,768)	(164,620)	349,959	(34,529)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	341,360	(720,575)	257,735	(496,415)
Net increase (decrease) in net assets resulting from operations	349,724	(861,288)	680,219	(514,280)

From Distributions
Distributable earnings	—	(23,776)	—	(16,658)
Total distributions	—	(23,776)	—	(16,658)

From Capital Share Transactions
Proceeds from shares sold	476,954	5,598,692	8,940,188	584,553
Cost of shares redeemed	—	(6,662,275)	(9,321,322)	(1,198,208)
Transaction fees (Note 4)	95	486	3,652	123
Net increase (decrease) in net assets resulting from capital share transactions	477,049	(1,063,097)	(377,482)	(613,532)

Total Increase (Decrease) in Net Assets	826,773	(1,948,161)	302,737	(1,144,470)

Net Assets
Beginning of period	3,469,089	5,417,250	2,972,320	4,116,790
End of period	$4,295,862	$3,469,089	$3,275,057	$2,972,320

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,000	200,000	125,000	150,000
Shares sold	20,000	225,000	360,000	25,000
Shares redeemed	—	(275,000)	(360,000)	(50,000)
Shares outstanding, end of period	170,000	150,000	125,000	125,000

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (July) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$31.84	0.30	3.24	3.54	—	—	—
For the year 01/01/2022 - 12/31/2022	$35.21	0.16	(3.51)	(3.35)	(0.02)	—	(0.02)
For the year 01/01/2021 - 12/31/2021	$29.20	(0.25)	6.25	6.00	—	—	—
For the period 7/01/2020(7) — 12/31/2020	$25.00	(0.09)	4.29	4.20	—	—	—
TrueShares Structured Outcome (August) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$30.02	0.40	2.77	3.17	—	—	—
For the year 01/01/2022 - 12/31/2022	$33.70	0.16	(3.72)	(3.56)	(0.12)	—	(0.12)
For the year 01/01/2021 - 12/31/2021	$27.89	(0.24)	6.04	5.80	—	—	—
For the period 8/03/2020(7) — 12/31/2020	$25.00	(0.08)	2.96	2.88	—	—	—
TrueShares Structured Outcome (September) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$29.43	0.38	2.89	3.27	—	—	—
For the year 01/01/2022 - 12/31/2022	$32.33	0.18	(2.88)	(2.70)	(0.20)	—	(0.20)
For the year 01/01/2021 - 12/31/2021	$26.63	(0.23)	5.94	5.71	—	(0.02)	(0.02)
For the period 9/01/2020(7) — 12/31/2020	$25.00	(0.06)	1.68	1.62	—	—	—
TrueShares Structured Outcome (October) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$29.18	0.44	3.11	3.55	—	—	—
For the year 01/01/2022 - 12/31/2022	$32.75	0.14	(3.51)	(3.37)	(0.20)	—	(0.20)
For the year 01/01/2021 - 12/31/2021	$27.21	(0.23)	5.77	5.54	—	—	—
For the period 10/01/2020(7) — 12/31/2020	$25.00	(0.05)	2.26	2.21	—	—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Echange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Echange, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Capital Share Transactions:						Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(5)	Total return, at Market(4)(5)	Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

0.01		$35.39	11.16%	11.30%	$10,616	0.79%		1.84%	0%
0.00	(8)	$31.84	(9.50)%	(9.35)%	$11,939	0.79%		0.49%	0%
0.01		$35.21	20.56%	20.66%	$14,963	0.79%		(0.76)%	1307%
0.00	(8)	$29.20	16.81%	16.55%	$6,571	0.79%		(0.68)%	0%

0.01		$33.20	10.57%	10.73%	$13,446	0.79%		2.59%	0%
0.00	(8)	$30.02	(10.55)%	(10.42)%	$12,761	0.80	%(9)	0.51%	134%
0.01		$33.70	20.83%	20.74%	$18,536	0.79%		(0.77)%	1297%
0.01		$27.89	11.57%	11.31%	$9,065	0.79%		(0.73)%	0%

0.00	(8)	$32.70	11.14%	11.47%	$20,767	0.79%		2.47%	0%
0.00	(8)	$29.43	(8.34)%	(8.51)%	$20,598	0.79%		0.60%	0%
0.01		$32.33	21.47%	21.83%	$25,861	0.79%		(0.76)%	1301%
0.01		$26.63	6.51%	6.08%	$10,651	0.79%		(0.73)%	0%

0.00	(8)	$32.73	12.15%	12.28%	$3,273	0.79%		2.92%	0%
0.00	(8)	$29.18	(10.31)%	(10.23)%	$4,377	0.79%		0.48%	0%
0.00	(8)	$32.75	20.37%	20.49%	$8,189	0.79%		(0.77)%	1021%
0.00	(8)	$27.21	8.85%	8.57%	$4,082	0.79%		(0.73)%	0%

(5)	Not annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(7)	Commencement of operations.
(8)	Less than $0.005.
(9)	Includes interest expense of 0.01%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (November) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$30.07	0.54	3.05	3.59	—	—	—
For the year 01/01/2022 - 12/31/2022	$33.37	0.07	(3.30)	(3.23)	(0.07)	—	(0.07)
For the year 01/01/2021 - 12/31/2021	$27.62	(0.24)	6.14	5.90	—	(0.17)	(0.17)
For the period 11/02/2020(8) — 12/31/2020	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$27.36	0.52	2.69	3.21	—	—	—
For the year 01/01/2022 - 12/31/2022	$30.43	(0.05)	(2.63)	(2.68)	—	(0.39)	(0.39)
For the year 01/01/2021 - 12/31/2021	$25.44	(0.21)	5.33	5.12	—	(0.14)	(0.14)
For the period 12/01/2020(8) — 12/31/2020	$25.00	(0.02)	0.46	0.44	—	—	—
TrueShares Structured Outcome (January) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$25.77	0.37	2.71	3.08	—	—	—
For the year 01/01/2022 - 12/31/2022	$29.10	(0.08)	(3.20)	(3.28)	—	(0.05)	(0.05)
For the period 01/04/2021(8) — 12/31/2021	$25.00	(0.19)	5.61	5.42	—	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$27.04	0.47	3.30	3.77	—	—	—
For the year 01/01/2022 - 12/31/2022	$30.15	(0.02)	(3.09)	(3.11)	—	—	—
For the period 02/01/2021(8) — 12/31/2021	$25.00	(0.20)	5.35	5.15	—	—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Echange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Echange, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Capital Share Transactions:								Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

0.00	(9)	$33.66	11.93%		11.99%		$9,424	0.79%		3.48%	0%
0.00	(9)	$30.07	(9.66)%		(9.58)%		$9,772	0.79%		0.23%	0%
0.02		$33.37	21.40%		21.46%		$14,181	0.79%		(0.76)%	1302%
0.00	(9)	$27.62	10.51	%(7)	10.35	%(7)	$1,381	0.79%		(0.75)%	0%

0.00	(9)	$30.57	11.72%		12.04%		$5,196	0.79%		3.65%	0%
0.00	(9)	$27.36	(8.80)%		(8.94)%		$5,472	0.80	%(10)	(0.17)%	0%
0.01		$30.43	20.17%		20.15%		$6,086	0.79%		(0.77)%	1286%
0.00	(9)	$25.44	1.75%		1.72%		$5,723	0.79%		(0.74)%	0%

0.00	(9)	$28.85	11.97%		12.09%		$2,596	0.80	%(10)	3.49%	0%
0.00	(9)	$25.77	(11.29)%		(11.43)%		$3,866	0.79%		(0.32)%	2899%
0.00	(9)	$29.10	21.65%		21.66%		$2,182	0.79%		(0.77)%	0%

0.00	(9)	$30.81	13.95%		14.10%		$3,390	0.80	%(10)	3.27%	0%
0.00	(9)	$27.04	(10.30)%		(10.32)%		$2,704	0.79%		(0.09)%	1309%
0.00	(9)	$30.15	20.58%		20.56%		$3,768	0.79%		(0.77)%	0%

(5)	Not annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(8)	Commencement of operations.
(9)	Less than $0.005.
(10)	Includes interest expense of 0.01%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (March) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$24.77	0.37	3.00	3.37	—	—	—
For the year 01/01/2022 - 12/31/2022	$28.62	0.01	(3.67)	(3.66)	(0.01)	(0.18)	(0.19)
For the period 03/01/2021(7) — 12/31/2021	$25.00	(0.17)	4.48	4.31		(0.70)	(0.70)
TrueShares Structured Outcome (April) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$24.99	0.32	3.50	3.82	—	—	—
For the year 01/01/2022 - 12/31/2022	$28.40	0.14	(3.40)	(3.26)	(0.15)	—	(0.15)
For the period 04/01/2021(7) — 12/31/2021	$25.00	(0.16)	3.56	3.40	—	—	—
TrueShares Structured Outcome (May) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$23.13	0.28	1.86	2.14	—	—	—
For the year 01/01/2022 - 12/31/2022	$27.09	0.13	(3.93)	(3.80)	(0.16)	—	(0.16)
For the period 05/03/2021(7) — 12/31/2021	$25.00	(0.13)	2.72	2.59	—	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$23.78	0.34	2.06	2.40	—	—	—
For the year 01/01/2022 - 12/31/2022	$27.45	0.11	(3.65)	(3.54)	(0.13)	—	(0.13)
For the period 06/01/2021(7) — 12/31/2021	$25.00	(0.12)	2.66	2.54	—	(0.09)	(0.09)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Echange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Echange, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Capital Share Transactions:						Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(5)	Total return, at Market(4)(5)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(5)(6)

0.00	(8)	$28.14	13.60%	13.68%	$3,940	0.79%	2.85%	30%
0.00	(8)	$24.77	(12.76)%	(12.70)%	$3,716	0.79%	0.03%	1280%
0.01		$28.62	17.24%	17.14%	$5,724	0.79%	(0.76)%	0%

0.00	(8)	$28.81	15.26%	15.41%	$4,897	0.79%	2.40%	0%
0.00	(8)	$24.99	(11.47)%	(11.43)%	$5,624	0.79%	0.55%	1153%
0.00	(8)	$28.40	13.59%	13.49%	$6,389	0.79%	(0.77)%	0%

0.00	(8)	$25.27	9.26%	9.45%	$4,296	0.79%	1.16%	0%
0.00	(8)	$23.13	(14.03)%	(13.99)%	$3,469	0.79%	0.54%	0%
0.01		$27.09	10.39%	10.17%	$5,417	0.79%	(0.77)%	0%

0.02		$26.20	10.19%	10.60%	$3,275	0.79%	2.76%	1052%
0.00	(8)	$23.78	(12.87)%	(12.97)%	$2,972	0.79%	0.46%	0%
0.00	(8)	$27.45	10.13%	9.96%	$4,117	0.79%	(0.77)%	0%

(5)	Not annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(7)	Commencement of operations.
(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited)

1. ORGANIZATION

The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the TrueShares ETFs consist of eighteen active series identified below, twelve of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Structured Outcome ETFs”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Non-Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Non-Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Non-Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Non-Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Non-Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Non-Diversified	December 1, 2020
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Non-Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Non-Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Non-Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Non-Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Non-Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Non-Diversified	June 1, 2021

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020
TrueShares ESG Active Opportunities ETF (“ESG ETF”)	ECOZ	Diversified	February 28, 2020
TrueShares Low Volatility Equity Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Non-diversified	July 11, 2022

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2023, are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (July) ETF
Investments - Assets:
Money Market Funds	$5,254,344	$—	$—	$5,254,344
U.S. Treasury Bills	—	10,104,370	—	10,104,370
Purchased Call Options	—	729,024	—	729,024
Total Investments - Assets	$5,254,344	$10,833,394	$—	$16,087,738
Other Financial Instruments - Liabilities:
Written Put Options	$—	$288,610	$—	$288,610

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (August) ETF
Investments - Assets:
Money Market Funds	$20,640	$—	$—	$20,640
U.S. Treasury Bills	—	12,679,254	—	12,679,254
Purchased Call Options	—	760,442	—	760,442
Total Investments - Assets	$20,640	$13,439,696	$—	$13,460,336
Other Financial Instruments - Liabilities:
Written Put Options	$—	$6,695	$—	$6,695

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (September) ETF
Investments - Assets:
Money Market Funds	$35,482	$—	$—	$35,482
U.S. Treasury Bills	—	18,822,621	—	18,822,621
Purchased Call Options	—	1,942,560	—	1,942,560
Total Investments - Assets	$35,482	$20,765,181	$—	$20,800,663
Other Financial Instruments - Liabilities:
Written Put Options	$—	$21,981	$—	$21,981

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (October) ETF
Investments - Assets:
Money Market Funds	$9,914	$—	$—	$9,914
U.S. Treasury Bills	—	2,725,665	—	2,725,665
Purchased Call Options	—	541,882	—	541,882
Total Investments - Assets	$9,914	$3,267,547	$—	$3,277,461
Other Financial Instruments - Liabilities:
Written Put Options	$—	$3,906	$—	$3,906

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (November) ETF
Investments - Assets:
Money Market Funds	$127,525	$—	$—	$127,525
U.S. Treasury Bills	—	8,212,537	—	8,212,537
Purchased Call Options	—	1,116,929	—	1,116,929
Total Investments - Assets	$127,525	$9,329,466	$—	$9,456,991
Other Financial Instruments - Liabilities:
Written Put Options	$—	$29,648	$—	$29,648

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (December) ETF
Investments - Assets:
Money Market Funds	$21,520	$—	$—	$21,520
U.S. Treasury Bills	—	4,774,465	—	4,774,465
Purchased Call Options	—	434,065	—	434,065
Total Investments - Assets	$21,520	$5,208,530	$—	$5,230,050
Other Financial Instruments - Liabilities:
Written Put Options	$—	$31,548	$—	$31,548

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (January) ETF
Investments - Assets:
Money Market Funds	$18,485	$—	$—	$18,485
U.S. Treasury Bills	—	2,253,109	—	2,253,109
Purchased Call Options	—	338,985	—	338,985
Total Investments - Assets	$18,485	2,592,094	—	$2,610,579
Other Financial Instruments - Liabilities:
Written Put Options	$—	$13,846	$—	$13,846

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (February) ETF
Investments - Assets:
Money Market Funds	$22,657	$—	$—	$22,657
U.S. Treasury Bills	—	3,074,169	—	3,074,169
Purchased Call Options	—	324,577	—	324,577
Total Investments - Assets	$22,657	$3,398,746	$—	$3,421,403
Other Financial Instruments - Liabilities:
Written Put Options	$—	$30,938	$—	$30,938

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (March) ETF
Investments - Assets:
Money Market Funds	$21,845	$—	$—	$21,845
U.S. Treasury Bills	—	3,496,893	—	3,496,893
Purchased Call Options	—	458,375	—	458,375
Total Investments - Assets	$21,845	$3,955,268	$—	$3,977,113
Other Financial Instruments - Liabilities:
Written Put Options	$—	$36,460	$—	$36,460

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (April) ETF
Investments - Assets:
Money Market Funds	$35,472	$—	$—	$35,472
U.S. Treasury Bills	—	4,436,505	—	4,436,505
Purchased Call Options	—	497,122	—	497,122
Total Investments - Assets	$35,472	$4,933,627	$—	$4,969,099
Other Financial Instruments - Liabilities:
Written Put Options	$—	$63,683	$—	$63,683

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (May) ETF
Investments - Assets:
Money Market Funds	$28,281	$—	$—	$28,281
U.S. Treasury Bills	—	3,912,648	—	3,912,648
Purchased Call Options	—	412,079	—	412,079
Total Investments - Assets	$28,281	$4,324,727	$—	$4,353,008
Other Financial Instruments - Liabilities:
Written Put Options	$—	$68,122	$—	$68,122

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (June) ETF
Investments - Assets:
Money Market Funds	$27,181	$—	$—	$27,181
U.S. Treasury Bills	—	2,975,037	—	2,975,037
Purchased Call Options	—	333,754	—	333,754
Total Investments - Assets	$27,181	$3,308,791	$—	$3,335,972
Other Financial Instruments - Liabilities:
Written Put Options	$—	$58,381	$—	$58,381

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Interest income is accrued daily. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2022, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2022, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal period. At December 31, 2022, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.

In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.

The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2023, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.

Derivative Investments

The average monthly value outstanding of purchased and written options during the six months ended June 30, 2023, were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Options	$835,759	$516,037	$1,372,607	$543,845	$851,249	$373,834
Written Options	61,497	184,964	247,642	36,234	145,985	138,446

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Options	$349,534	$229,460	$299,613	$279,346	$182,885	$244,321
Written Options	68,570	87,075	85,353	157,702	72,757	57,782

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2023:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (July) ETF	Purchased Options	$729,024	$—
	Written Options	—	288,610
TrueShares Structured Outcome (August) ETF	Purchased Options	760,442	—
	Written Options	—	6,695
TrueShares Structured Outcome (September) ETF	Purchased Options	1,942,560	—
	Written Options	—	21,981
TrueShares Structured Outcome (October) ETF	Purchased Options	541,882	—
	Written Options	—	3,906
TrueShares Structured Outcome (November) ETF	Purchased Options	1,116,929	—
	Written Options	—	29,648
TrueShares Structured Outcome (December) ETF	Purchased Options	434,065	—
	Written Options	—	31,548
TrueShares Structured Outcome (January) ETF	Purchased Options	338,985	—
	Written Options	—	13,846
TrueShares Structured Outcome (February) ETF	Purchased Options	324,577	—
	Written Options	—	30,938
TrueShares Structured Outcome (March) ETF	Purchased Options	458,375	—
	Written Options	—	36,460
TrueShares Structured Outcome (April) ETF	Purchased Options	497,122	—
	Written Options	—	63,683
TrueShares Structured Outcome (May) ETF	Purchased Options	412,079	—
	Written Options	—	68,122
TrueShares Structured Outcome (June) ETF	Purchased Options	333,754	—
	Written Options	—	58,381

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended June 30, 2023:

		Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	$504,702	$716,495	$200,199	$(406,771)
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	(350,297)	99,281	857,050	634,865
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	(39,857)	83,133	1,007,842	779,309
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	68,679	74,915	200,149	32,803
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	(10,308)	36,627	524,130	354,306
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	(9,528)	36,501	235,362	276,692
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	28,096	44,873	142,036	100,170
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	(6,302)	—	71,103	105,366
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	(40,489)	197,675	217,877	46,386
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	(369,722)	315,851	516,033	197,221
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	(266,246)	231,630	340,892	(6,486)
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	63,415	296,220	243,139	(7,897)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

SpiderRock Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the Structured Outcome ETFs. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate based on the Fund assets under management of the Structured Outcome ETFs as follows:

Assets Under Management	Sub-Advisory Fee Rate
<$200,000,000	The lesser of 0.34% annually or $32,500 per month
$200,000,001-$350,000,000	0.285%
>$350,000,000	0.375%

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
TrueShares Structured Outcome (July) ETF	$—	$—	$8,369	$—
TrueShares Structured Outcome (August) ETF	—	—	$52,402	—
TrueShares Structured Outcome (September) ETF	—	—	$142,172	—
TrueShares Structured Outcome (October) ETF	—	—	$29,502	—
TrueShares Structured Outcome (November) ETF	—	—	$24,115	—
TrueShares Structured Outcome (December) ETF	—	—	$78,840	—
TrueShares Structured Outcome (January) ETF	—	—	$8,073	—
TrueShares Structured Outcome (February) ETF	—	—	$—	—
TrueShares Structured Outcome (March) ETF	—	—	$29,055	—
TrueShares Structured Outcome (April) ETF	—	—	$33,064	—
TrueShares Structured Outcome (May) ETF	—	—	$23,776	—
TrueShares Structured Outcome (June) ETF	—	—	$16,658	—

(1)	Ordinary income includes short-term capital gains.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

At December 31, 2022, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Federal Tax Cost of Investments*	$11,825,278	$13,450,754	$21,133,184	$4,163,513	$9,799,747	$5,809,355
Gross Tax Unrealized Appreciation	$406,496	$53,430	$286,809	$228,185	$79,910	$2,422
Gross Tax Unrealized Depreciation	(303,226)	(697,051)	(731,188)	(11,958)	(160,632)	(265,516)
Net Tax Unrealized Appreciation (Depreciation)	103,270	(643,621)	(444,379)	216,227	(80,722)	(263,094)
Undistributed Ordinary Income	56,408	26,025	—	—	3,478	—
Other Accumulated Gain (Loss)	(444,661)	(150,956)	(836,090)	(575,270)	(1,145,771)	(261,624)
Total Distributable Earnings / (Accumulated Losses)	$(284,983)	$(768,552)	$(1,280,469)	$(359,043)	$(1,223,015)	$(524,718)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Federal Tax Cost of Investments*	$4,496,493	$2,702,481	$3,755,688	$6,138,326	$3,653,442	$3,104,434
Gross Tax Unrealized Appreciation	$—	$15,042	$47,798	$—	$95,316	$59,277
Gross Tax Unrealized Depreciation	(203)	(11,898)	(56,418)	(478,051)	(253,514)	(177,162)
Net Tax Unrealized Appreciation (Depreciation)	(203)	3,144	(8,620)	(478,051)	(158,198)	(117,885)
Undistributed Ordinary Income	—	—	—	—	131	6
Other Accumulated Gain (Loss)	(519,323)	(38,228)	—	(139,934)	(301,933)	(34,545)
Total Distributable Earnings / (Accumulated Losses)	$(519,526)	$(35,084)	$(8,620)	$(617,985)	$(460,000)	$(152,424)

*	Includes written option premiums.

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. During the fiscal year ended December 31, 2022, the Funds’ most recent fiscal year end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Post-October Losses
TrueShares Structured Outcome (July) ETF	$444,661	$—
TrueShares Structured Outcome (August) ETF	150,956	—
TrueShares Structured Outcome (September) ETF	836,090	—
TrueShares Structured Outcome (October) ETF	575,270	—
TrueShares Structured Outcome (November) ETF	1,145,771	—
TrueShares Structured Outcome (December) ETF	261,624	—
TrueShares Structured Outcome (January) ETF	—	519,323
TrueShares Structured Outcome (February) ETF	38,228	—
TrueShares Structured Outcome (March) ETF	—	—
TrueShares Structured Outcome (April) ETF	139,934	—
TrueShares Structured Outcome (May) ETF	301,933	—
TrueShares Structured Outcome (June) ETF	34,545	—

6. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2023, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Structured Outcome (July) ETF	$969,215	$—
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—
TrueShares Structured Outcome (January) ETF	—	—
TrueShares Structured Outcome (February) ETF	—	—
TrueShares Structured Outcome (March) ETF	—	—
TrueShares Structured Outcome (April) ETF	—	—
TrueShares Structured Outcome (May) ETF	—	—
TrueShares Structured Outcome (June) ETF	—	—

TrueShares Structured Outcome ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended June 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Structured Outcome (July) ETF	$—	$—	$—	$—
TrueShares Structured Outcome (August) ETF	—	352,534	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—
TrueShares Structured Outcome (January) ETF	—	—	—	—
TrueShares Structured Outcome (February) ETF	2,894,695	2,885,871	—	—
TrueShares Structured Outcome (March) ETF	439,057	54,005	—	—
TrueShares Structured Outcome (April) ETF	—	—	—	—
TrueShares Structured Outcome (May) ETF	405,050	—	—	—
TrueShares Structured Outcome (June) ETF	1,244,267	1,043,891	—	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2023, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2023 (Unaudited)

At meetings held on May 31, 2023 (the “May Meeting”) and June 7, 2023 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF (each, a “Fund” and collectively, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and SpiderRock Advisors, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed a wide variety of information provided by, the Adviser and Sub-Adviser.

In addition to the written materials provided to the Board in advance of the Meetings, which provided detailed information about the Adviser’s and the Sub-Adviser’s advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. At the June Meeting, representatives from each of the Adviser and Sub-Adviser discussed a variety of topics with the Board, including the services provided to the Funds by their respective firms, the Funds’ fees and operating expenses, and plans to market the Funds. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about the Funds, the Adviser, and the Sub-Adviser. The Board deliberated on the approval of the continuation of the Agreements in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.

At the Meetings, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and the continuation of the Agreements.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2023 (Unaudited) (Continued)

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds. In response to its discussion with the Adviser during the June Meeting, the Board requested additional information regarding the Adviser’s operations and resources.

Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended March 31, 2023 had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as with its peer funds in the universe of US Fund Options Trading ETFs as reported by Morningstar (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered the unique nature of each Fund’s structured outcome strategy when reviewing its historical performance.

The Board noted that, for the most recent one-year and since inception periods, as applicable, each Fund outperformed the Benchmark Index, before fees and expenses.

The Board also noted that, for the most recent one-year period, each of the TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (September) ETF, and TrueShares Structured Outcome (December) ETF outperformed the median for funds in the Peer Group and Category Peer Group, each of the TrueShares Structured Outcome (October) ETF and TrueShares Structured Outcome (November) ETF outperformed the median for the funds in the Category Peer Group and within the range of returns of the funds in the Peer Group, and each of the TrueShares Structured Outcome (May), TrueShares Structured Outcome (June) ETF, and TrueShares Structured Outcome (August) ETF underperformed the median for funds in the Category Peer Group, but within the range of returns of the funds in the Peer Group.

Lastly, the Board further noted that, for the most recent one-year period, each of the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (July) ETF, and TrueShares Structured Outcome (October) ETF performed within the range of returns of the funds its Selected Peer Group and each of the TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (November) ETF and TrueShares Structured Outcome (December) ETF outperformed its Selected Peer Group.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund, including in comparison to the expense ratio of its respective Peer Group and Category Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2023 (Unaudited) (Continued)

The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to the each Fund.

The Board noted each Fund’s expense ratio currently is equivalent to its unitary fees. The Board further noted that the expense ratio for each Fund was lower than the median of the Peer Group and Category Peer Group. The Board also considered each Fund’s expense ratio relative to its Selected Peer Group and noted that each Fund’s expense ratio was within the range of expense ratios for its respective Selected Peer Group.

Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if a Fund’s assets continue to grow and the implementation of breakpoints would generate benefits in excess of those generated by the Funds’ unitary fee structure. However, the Board determined that currently, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

Conclusion. Based on the information provided to and considered by the Board, the Board determined to approve the continuation of the Advisory Agreement until September 30, 2023 with the expectation that it would have an opportunity to reconvene prior to that date to consider additional information to be provided by the Adviser in support of a further continuation of the Advisory Agreement for an aggregate term of one year. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that Sub-Adviser would continue to provide investment management services to the Funds. The Board reviewed and considered the Sub-Adviser’s performance of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for: the day-to-day investment and reinvestment of the assets of each Fund consistent its investment program; determining the composition of each Fund’s creation baskets; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; monitoring portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law; responsibility for periodic reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of Funds to which it provides sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on its operations.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2023 (Unaudited) (Continued)

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and in connection with regular reporting to the Board throughout the life of each Fund. The Board reviewed the general investment objective of the suite of Funds, noting that while the Funds seek to provide returns similar to those generated by the Benchmark, they also seek to insulate shareholders from the effects of a certain amount of loss experienced by the Index, which in turn effectively limits the upside potential for the Funds’ performance. The Board noted that the Funds have outperformed the Benchmark.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect arm’s-length negotiations between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

The Board noted that while certain of the Funds had enjoyed significant growth since their launch, it was not yet clear the Sub-Adviser had achieved economies of scale with respect to those Funds. The Board further noted that the Sub-Advisory Agreement provided for sub-advisory fee rates that are subject to breakpoints, which effectively reduce a Fund’s sub-advisory fee as the Fund grows thereby ensuring that any benefits realized from achieving economies of scale in the future are available to be shared with the Fund and its shareholders if the Adviser also has achieved economies of scale not already reflected in the Fund’s unitary fee. Consequently, the Board determined that it would continue to monitor each Fund’s sub-advisory fees and the implementation of the breakpoints as the Fund grows to determine if the breakpoints effectively share any benefits realized from achieving economies of scale with the Fund and its shareholders.

Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

TrueShares Structured Outcome ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

TrueShares Structured Outcome ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.true-shares.com.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com.

TAX INFORMATION

The percent of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2022, was as follows:

TrueShares Structured Outcome (July) ETF	0.00%
TrueShares Structured Outcome (August) ETF	0.00%
TrueShares Structured Outcome (September) ETF	0.00%
TrueShares Structured Outcome (October) ETF	0.00%
TrueShares Structured Outcome (November) ETF	0.00%
TrueShares Structured Outcome (December) ETF	0.00%
TrueShares Structured Outcome (January) ETF	0.00%
TrueShares Structured Outcome (February) ETF	0.00%
TrueShares Structured Outcome (March) ETF	94.55%
TrueShares Structured Outcome (April) ETF	0.00%
TrueShares Structured Outcome (May) ETF	0.00%
TrueShares Structured Outcome (June) ETF	0.00%

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

TrueMark Investments, LLC
433 W. Van Buren St., 1100-E
Chicago, IL 60607

Investment Sub-Adviser:

SpiderRock Advisors, LLC
300 South Wacker Drive, Suite 2840
Chicago, IL 60606

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2023

By (Signature and Title)*	/s/Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/7/2023

*	Print the name and title of each signing officer under his or her signature.